Pay vs Performance Disclosure ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 103,592	$ 15,018	¥ 130,109	¥ 80,009